Expense Example	Jul. 02, 2026 USD ($)
Leverage Shares 2X Long SK Hynix Daily ETF | Leverage Shares 2X Long SK Hynix Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 1X Short SK Hynix Daily ETF | Leverage Shares 1X Short SK Hynix Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	$ 242